COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) vessel vessels	Jul. 31, 2018 USD ($)
Other Commitments [Line Items]
Installments And Newbuilding Supervision Fees Paid	$ 51.1
Newbuilding installment Commitments	112.5
Newbuilding installment commitments due in 2018	56.9
Newbuilding installment commitments due in 2019	$ 55.6
VLCC Vessels [Member]
Other Commitments [Line Items]
Number of newbuild vessels | vessel	2
Feen Marine Scrubbers Inc. (FMSI) [Member]
Other Commitments [Line Items]
Ownership acquired	20.00%
Number Of VLCC Vessels | vessels	14
Number of Vessels Owned | vessels	8
Feen Marine Scrubbers Inc. (FMSI) [Member] | Owned vessels [Member]
Other Commitments [Line Items]
Commitments and Contingencies	$ 9.0
Feen Marine Scrubbers Inc. (FMSI) [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Loans Receivable, Net		$ 6.0
Affiliated Entity [Member] | Feen Marine Scrubbers Inc. (FMSI) [Member]
Other Commitments [Line Items]
Commitments and Contingencies	$ 18.9